Consolidated Statement of Comprehensive Income/(loss) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit of the period	$ 7,061	$ 4,568
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	2,883	3,256
Effective portion of changes in fair value of net investment hedges	(80)	(299)
Cash flow hedges recognized in equity	188	(100)
Cash flow hedges reclassified from equity to profit or loss	(131)	(237)
Other comprehensive income, net of tax	2,859	2,620
Total comprehensive income	9,920	7,187
Attributable to:
Equity holders of AB InBev	9,232	6,263
Non-controlling interest	$ 688	$ 925